PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	December 31,	June 30,
	2020	2021
	RMB	RMB
Office building	19,470	46,376
Computer and electronic equipment	57,856	59,008
Furniture and office equipment	10,065	9,455
Leasehold improvements	30,069	2,476
Software	46,008	51,435
Total property and equipment	163,468	168,750
Accumulated depreciation and amortization	(79,147)	(93,092)
Impairment loss for technology of discontinued online lending information services	(20,925)	(23,235)
Property, equipment, net	63,396	52,423

	December 31,	December 31,
	2019	2020
	RMB	RMB
Office building	19,470	19,470
Computer and electronic equipment	62,748	57,856
Furniture and office equipment	14,039	10,065
Leasehold improvements	33,050	30,069
Software	42,840	46,008
Total property and equipment	172,147	163,468
Accumulated depreciation and amortization	(61,771)	(79,147)
Impairment loss for technology of discontinued online lending information services	—	(20,925)
Property, equipment, net	110,376	63,396